Commitments and Contingencies - Minimum Future Charter Revenue (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
July 1 to December 31, 2022	$ 158,403
2023	238,966
2024	189,768
2025	127,547
2026	109,792
2027 to 2028	134,440
Minimum charter revenues	$ 958,916